Amounts Due from/(to) Related Parties - Schedule of Amounts Due from/(to) Related Parties (Details) - Related Party [Member] - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Amounts Due from/(to) Related Parties [Line Items]
Amounts due from/(to) related parties	$ (176,153)	$ (47,022)
K-Mark Industrial Limited [Member]
Schedule of Amounts Due from/(to) Related Parties [Line Items]
Relationship	Related company with common directors and shareholders
Amounts due from/(to) related parties	$ (498)	(503)
Bright Forward Technology Limited [Member]
Schedule of Amounts Due from/(to) Related Parties [Line Items]
Relationship	Related company with common directors and shareholders
Amounts due from/(to) related parties	$ (175,655)	(446,519)
Amounts due to related parties [Member]
Schedule of Amounts Due from/(to) Related Parties [Line Items]
Amounts due from/(to) related parties	$ (176,153)	$ (47,022)